UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 28, 2013

ITEM 1.	REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West Small Cap Growth Fund (Initial Class)

Semi-Annual Report

June 28, 2013

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 28, 2013

Sector	Percentage of Fund Investments
Communications	5.96%
Consumer, Cyclical	15.43%
Consumer, Non-cyclical	25.66%
Energy	5.15%
Financial	10.98%
Industrial	10.81%
Technology	17.46%
Short Term Investments	8.55%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 28, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(1/01/13)	(6/28/13)	(1/01/13 – 6/28/13)

Actual	$1,000.00	$1,166.20	$5.85

Hypothetical (5% return before expenses)	$1,000.00	$1,019.12	$5.45

*Expenses are equal to the Fund’s annualized expense ratio of 1.10% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 179/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST SMALL CAP GROWTH FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Shares			Value

COMMON STOCK
Communications — 6.39%
102,195	8x8 Inc (a)	$	842,087
24,941	Cogent Communications Group Inc		702,089
24,609	HomeAway Inc (a)		795,855
19,413	Ixia (a)		357,199
57,537	LIN TV Corp Class A (a)		880,316
7,911	OpenTable Inc (a)(b)		505,908
13,118	Sourcefire Inc (a)		728,705
16,076	Trulia Inc (a)		499,803

			5,311,962

Consumer, Cyclical — 16.54%
46,187	American Axle & Manufacturing Holdings Inc (a)		860,464
18,452	Asbury Automotive Group Inc (a)		739,925
65,037	Beazer Homes USA Inc (a)		1,139,448
8,526	Buffalo Wild Wings Inc (a)		836,912
27,674	Chico’s FAS Inc		472,118
48,448	Express Inc (a)		1,015,955
15,581	G-III Apparel Group Ltd (a)		749,758
7,269	Hibbett Sports Inc (a)		403,430
10,441	HSN Inc		560,891
33,045	KB Home (b)		648,673
33,046	Krispy Kreme Doughnuts Inc (a)		576,653
21,134	Lions Gate Entertainment Corp (a)(b)		580,551
27,863	Multimedia Games Holding Co Inc (a)		726,388
6,181	Nu Skin Enterprises Inc Class A (b)		377,783
18,663	Ryland Group Inc (b)		748,386
14,514	Spirit Airlines Inc (a)		461,110
93,292	Standard Pacific Corp (a)(b)		777,122
37,029	Steelcase Inc Class A		539,883
16,440	Steven Madden Ltd (a)		795,367
45,027	US Airways Group Inc (a)		739,343

			13,750,160

Consumer, Non-cyclical — 27.50%
29,209	ABIOMED Inc (a)(b)		629,746
21,773	Acacia Research Corp		486,627
23,403	Acadia Healthcare Co Inc (a)		773,937
15,859	Air Methods Corp		537,303
17,720	Align Technology Inc (a)		656,349
128,729	AVANIR Pharmaceuticals Inc Class A (a)(b)		592,153
8,130	Capella Education Co (a)		338,615
18,648	Cardtronics Inc (a)		514,685
11,606	Corporate Executive Board Co		733,731
17,227	Cubist Pharmaceuticals Inc (a)		832,064
57,643	Endologix Inc (a)		765,499
9,493	Euronet Worldwide Inc (a)		302,447
85,738	Exelixis Inc (a)(b)		389,251
58,731	H&E Equipment Services Inc		1,237,462
14,923	Hain Celestial Group Inc (a)		969,547
26,411	HealthSouth Corp (a)		760,637
39,680	Heartland Payment Systems Inc (b)		1,478,080

Shares		Value

Consumer, Non-cyclical — (continued)
10,405	HeartWare International Inc (a)(b)	$989,620
33,141	HMS Holdings Corp (a)	772,185
23,222	ICON PLC (a)	822,755
17,759	Impax Laboratories Inc (a)	354,292
9,474	ITT Educational Services Inc (a)	231,166
30,556	Kforce Inc	446,118
9,067	LifePoint Hospitals Inc (a)	442,832
25,528	Medicines Co (a)	785,241
9,715	Neogen Corp (a)	539,765
59,031	NPS Pharmaceuticals Inc (a)	891,368
23,158	NuVasive Inc (a)	574,087
20,077	Questcor Pharmaceuticals Inc	912,700
15,738	Santarus Inc (a)	331,285
24,139	Team Health Holdings Inc (a)	991,389
40,526	TrueBlue Inc (a)	853,072
17,108	United Natural Foods Inc (a)	923,661

		22,859,669

Energy — 5.52%
52,196	Basic Energy Services Inc (a)(b)	631,050
43,947	Flotek Industries Inc (a)	788,409
85,302	Halcon Resources Corp (a)(b)	483,662
27,907	Helix Energy Solutions Group Inc (a)	642,977
15,227	Hornbeck Offshore Services Inc (a)	814,645
89,271	Kodiak Oil & Gas Corp (a)	793,619
25,947	Mitcham Industries Inc (a)	435,391

		4,589,753

Financial — 11.77%
50,859	Cathay General Bancorp	1,034,981
61,423	E*TRADE Financial Corp (a)	777,615
37,131	Encore Capital Group Inc (a)(b)	1,229,407
30,577	Hanmi Financial Corp (a)	540,296
35,067	MB Financial Inc	939,796
125,033	MGIC Investment Corp (a)	758,950
4,173	Portfolio Recovery Associates Inc (a)	641,098
40,579	PrivateBancorp Inc	860,680
86,327	Radian Group Inc (b)	1,003,120
35,116	Stifel Financial Corp (a)	1,252,588
8,521	World Acceptance Corp (a)(b)	740,816

		9,779,347

Industrial — 11.58%
22,625	AAR Corp	497,298
6,701	Chart Industries Inc (a)	630,497
6,122	Haynes International Inc	293,060
65,037	Headwaters Inc (a)	574,927
13,695	HEICO Corp (a)	689,817
9,400	Hexcel Corp (a)	320,070
18,844	Hub Group Inc Class A (a)	686,298
14,437	LSB Industries Inc (a)	439,029
12,352	MasTec Inc (a)	406,381
151,386	Mueller Water Products Inc Class A	1,046,077

 See Notes to Financial Statements.

 Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST SMALL CAP GROWTH FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Shares		Value

Industrial — (continued)
8,719	Polypore International Inc (a)	$351,376
8,393	Powell Industries Inc (a)	433,498
8,669	Proto Labs Inc (a)	563,225
11,350	Ryder System Inc	689,967
9,823	Simpson Manufacturing Co Inc	288,993
9,710	Terex Corp (a)	255,373
21,717	Trimas Corp (a)	809,610
3,292	Triumph Group Inc	260,562
13,921	Universal Display Corp (a)(b)	391,319

		9,627,377

Technology — 18.72%
32,671	Aspen Technology Inc (a)	940,598
26,551	Bottomline Technologies de Inc (a)	671,475
16,303	CommVault Systems Inc (a)	1,237,235
19,484	Cornerstone OnDemand Inc (a)	843,462
18,724	Imperva Inc (a)	843,329
32,277	Infoblox Inc (a)	944,425
100,927	InnerWorkings Inc (a)(b)	1,095,058
49,799	Jive Software Inc (a)(b)	904,848
15,873	Medidata Solutions Inc (a)	1,229,364
26,473	PROS Holdings Inc (a)	792,866
49,928	QLIK Technologies Inc (a)	1,411,464
27,174	Semtech Corp (a)	951,905
7,380	Stratasys Ltd (a)(b)	618,001
32,426	Synaptics Inc (a)	1,250,347
23,501	Tangoe Inc (a)	362,620
12,447	Ultimate Software Group Inc (a)	1,459,909

		15,556,906

TOTAL COMMON STOCK — 98.02% (Cost $69,968,505)		$81,475,174

Principal Amount

SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 1.97%
$ 1,640,000	Federal Home Loan Mortgage Corp
	0.00%(c), 07/01/2013	1,640,000

Reverse Repurchase Agreements — 7.19%
1,419,836	Undivided interest of 10.54% in a repurchase agreement (principal amount/value $13,640,222 with a maturity value of $13,640,347) with HSBC Securities (USA) Inc, 0.11%, dated 6/28/13 to be repurchased at $1,419,836 on 7/1/13 collateralized by various U.S. Government Agency Securities, 0.00% - 9.38%, 7/15/13 - 7/15/32, with a value of $13,913,096. (d)	1,419,836

Principal Amount		Value

Reverse Repurchase Agreements — (continued)
$ 298,910	Undivided interest of 2.33% in a repurchase agreement (principal amount/value $12,850,438 with a maturity value of $12,850,556) with JP Morgan Securities, 0.11%, dated 6/28/13 to be repurchased at $298,910 on 7/1/13 collateralized by U.S. Treasury Securities, 0.63% - 3.88%, 1/15/25 - 2/15/43, with a value of $13,107,777. (d)	$298,910

1,419,836	Undivided interest of 2.88% in a repurchase agreement (principal amount/value $49,430,686 with a maturity value of $49,431,304) with Morgan Stanley & Co LLC, 0.15%, dated 6/28/13 to be repurchased at $1,419,836 on 7/1/13 collateralized by Federal National Mortgage Association, 2.19% - 5.00%, 6/1/18 - 4/1/43, with a value of $50,419,300. (d)	1,419,836

1,419,837	Undivided interest of 5.21% in a repurchase agreement (principal amount/value $27,443,360 with a maturity value of $27,443,680) with Citigroup Global Markets Inc, 0.14%, dated 6/28/13 to be repurchased at $1,419,837 on 7/1/13 collateralized by various U.S. Government Agency Securities, 2.17% - 5.50%, 12/1/17 - 6/1/43, with a value of $27,992,227. (d)	1,419,837

1,419,837	Undivided interest of 5.79% in a repurchase agreement (principal amount/value $24,685,458 with a maturity value of $24,685,746) with RBC Capital Markets Corp, 0.14%, dated 6/28/13 to be repurchased at $1,419,837 on 7/1/13 collateralized by various U.S. Government Agency Securities, 3.50% - 4.00%, 1/1/42 - 12/1/42, with a value of $25,179,167. (d)	1,419,837

		5,978,256

TOTAL SHORT TERM INVESTMENTS — 9.16% (Cost $7,618,256)		$7,618,256

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST SMALL CAP GROWTH FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

TOTAL INVESTMENTS — 107.18% (Cost $77,586,761)	$89,093,430

OTHER ASSETS & LIABILITIES, NET — (7.18)%	$(5,971,591)

TOTAL NET ASSETS — 100.00%	$83,121,839

(a)	Non-income producing security.
(b)	A portion or all of the security is on loan at June 28, 2013.
(c)	The security’s yield to maturity was less than 0.01%.
(d)	Collateral received for securities on loan.

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of June 28, 2013 (Unaudited)

Great-West Small Cap Growth Fund

ASSETS:
Investments in securities, fair value (including $5,822,946 of securities on loan)(a)	$83,115,174
Reverse repurchase agreements, fair value(b)	5,978,256
Cash	17,273
Dividends receivable	5,225
Subscriptions receivable	68,717
Receivable for investments sold	733,356

Total Assets	89,918,001

LIABILITIES:
Payable to investment adviser	70,619
Payable upon return of securities loaned	5,978,256
Redemptions payable	52,789
Payable for investments purchased	694,498

Total Liabilities	6,796,162

NET ASSETS	$83,121,839

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$352,577
Paid-in capital in excess of par	56,373,857
Net unrealized appreciation on investments	11,506,669
Undistributed net investment loss	(363,163)
Accumulated net realized gain on investments	15,251,899

TOTAL NET ASSETS	$83,121,839

CAPITAL STOCK:
Authorized	90,000,000
Issued and Outstanding	3,525,768

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$23.58

(a) Cost of investments	$71,608,505
(b) Cost of reverse repurchase agreements	$5,978,256

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Operations

For the period ended June 28, 2013 (Unaudited)

Great-West Small Cap Growth Fund

INVESTMENT INCOME:
Interest	$162
Income from securities lending	101,173
Dividends	112,839

Total Income	214,174

EXPENSES:
Management fees	498,610
Audit fees	9,624
Bank and custodian fees	7,614
Investment administration fees	47,559
Other	28,282

Total Expenses	591,689

Less amount reimbursed by investment adviser	14,352

Net Expenses	577,337

NET INVESTMENT LOSS	(363,163)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	15,831,624
Net change in unrealized appreciation on investments	2,474,582

Net Realized and Unrealized Gain on Investments	18,306,206

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,943,043

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 28, 2013 and fiscal year ended December 31, 2012

	2013 (Unaudited)	2012
Great-West Small Cap Growth Fund

OPERATIONS:
Net investment loss	$(363,163)	$(41,970)
Net realized gain on investments	15,831,624	11,777,107
Net change in unrealized appreciation on investments	2,474,582	3,380,629

Net Increase in Net Assets Resulting from Operations	17,943,043	15,115,766

DISTRIBUTIONS TO SHAREHOLDERS:
From net realized gains	–	(5,435,401)

Total Distributions	0	(5,435,401)

CAPITAL SHARE TRANSACTIONS:
Shares sold	15,969,458	16,684,199
Shares issued in reinvestment of distributions	–	5,435,401
Shares redeemed	(58,386,013)	(25,560,769)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(42,416,555)	(3,441,169)

Total Increase (Decrease) in Net Assets	(24,473,512)	6,239,196

NET ASSETS:
Beginning of period	107,595,351	101,356,155

End of period (a)	$83,121,839	$107,595,351

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	711,107	829,698
Shares issued in reinvestment of distributions	–	273,548
Shares redeemed	(2,507,700)	(1,253,685)

Net Decrease	(1,796,593)	(150,439)

(a) Including undistributed net investment loss	$(363,163)	$0

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
Great-West Small Cap Growth Fund - Initial Class	Period Ended June 28, 2013 (Unaudited)		2012		2011	2010	2009	2008

NET ASSET VALUE, BEGINNING OF PERIOD	$20.22		$18.52		$18.63	$15.06	$11.40	$19.41

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss	(0.07	)(a)	(0.01	)(a)	–	(0.00)	–	–
Net realized and unrealized gain (loss)	3.43		2.77		(0.11)	3.57	3.66	(8.01)

Total From Investment Operations	3.36		2.76		(0.11)	3.57	3.66	(8.01)

LESS DISTRIBUTIONS:
From net realized gains	–		(1.06)		–	–	–	–

Total Distributions	0.00		(1.06)		0.00	0.00	0.00	0.00

NET ASSET VALUE, END OF PERIOD	$23.58		$20.22		$18.52	$18.63	$15.06	$11.40

TOTAL RETURN(b)	16.62	%(c)	15.01%		(0.59%)	23.71%	32.11%	(41.27%)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$83,122		$107,595		$101,356	$120,883	$93,533	$65,225
Ratio of expenses to average net assets
Before reimbursement	1.13%		1.11%		1.11%	1.14%	1.18%	1.17%
After reimbursement	1.10%		1.09%		1.10%	1.10%	1.10%	1.10%
Ratio of net investment loss to average net assets
Before reimbursement	(0.72	%)(d)	(0.06%)		(0.61%)	(0.65%)	(0.78%)	(0.65%)
After reimbursement	(0.69	%)(d)	(0.04%)		(0.60%)	(0.61%)	(0.70%)	(0.58%)
Portfolio turnover rate	54	%(c)	64%		91%	153%	126%	169%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Annualized.

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST SMALL CAP GROWTH FUND

Notes to Financial Statements

(Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-three funds. Interests in the Great-West Small Cap Growth Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek long-term capital growth. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The Fund offers two share classes, referred to as Initial Class and Class L shares. This report includes information for the Initial Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined at a time that corresponds to the closing of the New York Stock Exchange.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

  Semi-Annual Report - June 28, 2013

Class	Inputs

Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.

Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Short Term Investments	Maturity date and credit quality.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of June 28, 2013, the inputs used to value the Fund’s investments are detailed in the following table. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:(a)
Domestic Common Stock	$80,652,419	$—	$—	$80,652,419
Foreign Common Stock	822,755	—	—	822,755
Short Term Investments(a)	—	7,618,256	—	7,618,256

Total Investments	$81,475,174	$7,618,256	$0	$89,093,430

(a) Further	breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments.

Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian and/or securities lending agent, receives delivery of the underlying securities collateralizing a reverse repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A reverse repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in reverse repurchase agreement transactions and/or hold reverse repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

  Semi-Annual Report - June 28, 2013

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

As of and during the period ended June 28, 2013, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2012. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

Application of Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund adopted ASU No. 2011-11 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2011-11 did not have an impact on the Fund’s financial position or the results of its operations.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.95% of the average daily net assets of the Fund. However, the Adviser is required by contract to reimburse the Fund for any expenses which exceed an annual rate, including management fees, of 1.10% of the average daily net assets of the Fund. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Silvant Capital Management, LLC. The Fund is not responsible for payment of the sub-advisory fees.

  Semi-Annual Report - June 28, 2013

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-three funds for which they serve as directors was $137,900 for the period ended June 28, 2013.

3.	PURCHASES AND SALES OF INVESTMENT SECURITIES

For the period ended June 28, 2013, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $54,345,096 and $96,947,448, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

At June 28, 2013, the U.S. Federal income tax cost basis was $78,127,599. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $13,467,594 and gross depreciation of securities in which there was an excess of tax cost over value of $2,501,763 resulting in net appreciation of $10,965,831.

5. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 28, 2013 the Fund had securities on loan valued at $5,822,946 and received collateral of $5,978,256 for such loan which was invested in reverse repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The reverse repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

  Semi-Annual Report - June 28, 2013

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approval

The Board of Directors (the “Board”) of Great-West Funds, including the Directors who are not interested persons of Great-West Funds (the “Independent Directors”), at a meeting held on April 18, 2013 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Great-West Funds and Great-West Capital Management, LLC (“GWCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Fund, GWCM and Silvant Capital Management LLC (the “Sub-Adviser”).

Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.

Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the Fund, and for making decisions to buy, sell or hold any particular security.

On March 21, 2013, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”). The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser. Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.

Investment Performance

The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Initial Class as compared against its benchmark index and the performance of similar funds. This information included annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2012 and quarterly returns for the five-year period ended December 31, 2012. The Board also considered the composition of the Fund’s peer group of funds, as determined by GWCM, based on funds of similar size and asset class and with similar intermediary fees as estimated by GWCM from the Fund’s Morningstar category. The Board was provided with a description of the methodology GWCM used to determine the similarity of the Fund with the funds included in the peer group. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the applicable benchmark and peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index.

The Board noted that for the one-, three-, five- and ten-year periods ended December 31, 2012, the Fund was in the second, second, third and fourth quartiles, respectively, of its peer group (the first quartile being the best performers and the fourth quartile being the worst performers). The Board also considered that although the Fund underperformed its benchmark index for the three-, five- and ten-year periods ended December 31, 2012, the Fund outperformed its benchmark index for the one-year annualized period. The Board further considered that the Sub-Adviser began managing the Fund in February 2007, and thus, longer term underperformance is attributable to the prior Sub-Advisor. Accordingly, the Board determined that it was satisfied with the investment performance of the Fund.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by GWCM from its relationship with the Fund. With respect to the costs of services, the Board considered the fee structure of the Fund and the level of the investment management fees and other expenses payable by the Fund. In addition, the Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser and that such fee was negotiated at arm’s length between GWCM and the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Initial Class, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by GWCM based on the Fund’s Morningstar category, and of the entire Morningstar peer universe. Specifically, the Board considered the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds, the Fund’s management fee less the administrative services fee GWCM pays its affiliate for such services (the “Management Fee Less Administrative Services Fee”) in comparison to the management fees of the peer group of funds less intermediary fees paid by such funds as estimated by GWCM, and the Fund’s total expense ratio including and excluding the administrative services fees GWCM pays its affiliate in comparison to the peer group funds’ total expense ratios including and excluding intermediary fees paid by such funds as estimated by GWCM. In addition, the Board considered the Fund’s Management Fee Less Administrative Services Fee in comparison to the average and median management fees less intermediary fees as estimated by GWCM of the peer universe of funds. The Board also considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.

Based on the information provided, the Board noted that the Fund’s Contractual Management Fee was greater than the median and average contractual management fee of its peer group of funds. The Board noted, however, that, with respect to the Fund’s Management Fee Less Administrative Services Fee and the Fund’s total annual operating expense ratio, the Fund was below the average and median management fee less estimated intermediary fees and total expense ratio, respectively, of its peer group. The Board further noted that the Fund’s total annual operating expense ratio was in the first quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses) and lower than the average and median total expense ratio of the funds in the peer universe.

The Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that the funds within Great-West Funds have higher advisory fees than the separate accounts and other products managed by GWCM because of the increased regulatory and compliance requirements of the funds and the differences in the range of services provided to the funds and to such other clients.

The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates and by the Sub-Adviser. The Board reviewed the financial statements and profitability information from GWCM and the Sub-Adviser. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is reasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and the Sub-Adviser were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.

Other Factors

The Board considered ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Portfolio as part of the total mix of information evaluated by the Board. In this regard, the Board noted that the Sub-Adviser received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Portfolio’s brokerage to such brokers. The Board noted where services were provided to the Portfolio by an affiliate of GWCM. The Board took into account the fact that the Portfolio is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Portfolio’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.

Conclusion

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.  CODE OF ETHICS.

Not required in filing.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION	OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.            CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.            EXHIBITS.

(a)            (1) Not required in filing.

                (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

                (3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 26, 2013

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	August 26, 2013